Financial Risk Management (Details 4) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial risk management [Abstract]
Other comprehensive income	₨ 0	₨ 0
Profit or (loss)	₨ (47,755)	₨ (52,815)